Document and Entity Information	Nov. 13, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity File Number	000-23423
Entity Registrant Name	C & F FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1680165
Entity Address, Address Line One	3600 La Grange Parkway
Entity Address, City or Town	Toano
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23168
City Area Code	804
Local Phone Number	843-2360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	CFFI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000913341
Amendment Flag	false